Subsequent Events (Details) - USD ($)		6 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Additional shares		62,000
Aggregate proceeds of deposit		$ 248,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscription receivable	$ 150,000